Quarterly Holdings Report
for
Fidelity® Inflation-Protected Bond Index Central Fund
December 31, 2025
IPB-NPRT1-0226
1.938138.113
U.S. Treasury Obligations - 98.9%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	0.18 to 2.33	9,342,416	9,413,052
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	-1.58 to 2.46	6,632,695	6,685,652
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	-1.18 to 2.24	16,042,172	16,561,479
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-0.09 to 2.28	3,485,341	3,848,692
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	-1.65 to 1.75	5,274,401	5,535,525
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	-1.10 to 1.87	7,962,173	8,578,740
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	-1.03 to 2.23	24,021,215	22,788,213
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.19 to 2.51	32,171,827	29,995,943
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.73 to 2.17	34,909,409	31,907,712
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	-0.44 to 2.44	30,744,579	30,191,413
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	-1.14 to 2.17	30,857,245	29,127,372
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.17 to 2.15	23,292,319	21,586,631
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	-1.29 to 1.95	21,559,446	20,776,060
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	-1.87 to 2.17	16,765,553	16,558,600
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-1.53 to 1.87	30,915,432	30,559,123
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	-1.66 to 2.07	28,592,953	28,093,494
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 2.22	30,929,940	29,024,950
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	-1.63 to 1.83	18,242,977	18,026,896
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	-1.03 to 1.80	20,374,258	20,062,844
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.52	31,546,577	30,277,511
US Treasury Notes Inflation-Indexed 1.125% 10/15/2030	1.26 to 1.39	25,891,891	25,539,254
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.33 to 1.97	22,730,998	22,641,530
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.23	33,385,194	32,550,891
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	0.70 to 2.28	30,622,598	30,857,221
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	0.99 to 1.99	28,596,422	28,882,586
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.33 to 1.60	33,119,883	33,292,585
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.68 to 2.13	30,993,655	30,827,420
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.60 to 2.25	35,426,054	35,578,024
US Treasury Notes Inflation-Indexed 1.875% 7/15/2035	1.77 to 1.97	37,437,988	37,346,502
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.77 to 2.12	35,306,143	35,939,046
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.21 to 2.29	26,889,913	27,461,070
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.25 to 2.43	27,766,605	28,597,129
TOTAL U.S. TREASURY OBLIGATIONS (Cost $775,055,503)			779,113,160

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $12,558,122)	3.79	12,555,443	12,557,954

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $787,613,625)	791,671,114
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(4,189,120)
NET ASSETS - 100.0%	787,481,994

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,993,619	27,414,415	16,849,703	33,937	(209)	(168)	12,557,954	12,555,443	0.0%
Total	1,993,619	27,414,415	16,849,703	33,937	(209)	(168)	12,557,954

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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